Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Plan 2017-2020 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2017 - 2020

	2022	2021	2020
Amount at the beginning of the fiscal year	-	-	183,201
- Granted	-	-	-
- Settled	-	-	(179,160)
- Expired	-	-	(4,041)

Amount at the end of the fiscal year (1)	-	-	-

Expense recognized during the fiscal year	-	-	1
Fair value of shares on grant date (in dollars)	-	-	20.26

(1)	The life of the plan in 2020 was 7 months.

Plan 2018-2021 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2018 - 2021

	2022	2021		2020
Amount at the beginning of the fiscal year	-	237,082		508,458
- Granted	-	-		-
- Settled	-	(230,254)		(246,457)
- Expired	-	(6,828)		(24,919)

Amount at the end of the fiscal year (1)	-	-		237,082

Expense recognized during the fiscal year	-	-	(2)	2
Fair value of shares on grant date (in dollars)	-	13.60		13.60

(1)	The life of the plan in 2021 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2020.
(2)	Registered value less than 1.

Plan 2019-2022 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2019 - 2022

	2022		2021	2020
Amount at the beginning of the fiscal year	258,904		467,368	758,690
- Granted	-		-	-
- Settled	(192,225)		(182,510)	(246,236)
- Expired	(66,679)		(25,954)	(45,086)

Amount at the end of the fiscal year (1)	-		258,904	467,368

Expense recognized during the fiscal year	-	(2)	2	5
Fair value of shares on grant date (in dollars)	9.97		9.97	9.97

(1)	The life of the plan in 2022 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2021, and between 7 and 19 months as of December 31, 2020.
(2)	Registered value less than 1.

Plan 2020-2023 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2020 - 2023

	2022	2021	2020
Amount at the beginning of the fiscal year	469,779	774,150	-
- Granted	-	-	774,150
- Settled	(308,298)	(263,914)	-
- Expired	(22,435)	(40,457)	-

Amount at the end of the fiscal year (1)	139,046	469,779	774,150

Expense recognized during the fiscal year	1	2	1
Fair value of shares on grant date (in dollars)	4.75	4.75	4.75

(1)
The average remaining life of the plan is 7 months as of December 31, 2022, whereas the remaining life of the plan was between 7 and 19 months as of December 31, 2021, and between 7 and 31 months as of December 31, 2020.

Plan 2021-2024 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2021 - 2024

	2022	2021	2020
Amount at the beginning of the fiscal year	1,252,400	-	-
- Granted	-	1,252,400	-
- Settled	(418,598)	-	-
- Expired	(14,979)	-	-

Amount at the end of the fiscal year (1)	818,823	1,252,400	-

Expense recognized during the fiscal year	6	2	-
Fair value of shares on grant date (in dollars)	8.00	8.00	-

(1)	The average remaining life of the plan is between 7 and 19 months as of December 21, 2022, whereas the average remaining life of the plan was between 7 and 31 months as of December 31, 2021.

Plan 2022 - 2025 [member]
Statement [Line Items]
Summary of Share Based Benefit Plan
Plan 2022 - 2025

	2022	2021	2020
Amount at the beginning of the fiscal year	-	-	-
- Granted	962,150	-	-
- Settled	-	-	-
- Expired	-	-	-

Amount at the end of the fiscal year (1)	962,150	-	-

Expense recognized during the fiscal year	1	-	-
Fair value of shares on grant date (in dollars)	6.67	-	-

(1)	The average remaining life of the plan is between 8 and 32 months as of December 31, 2022.